Disclosure of changes in provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Provisions, beginning balance	$ 194,069	$ 154,226
Net additional provisions made	14,882	39,326
Amounts used	(7,135)	(5,138)
Unwinding of discount	4,159	2,586
Effect of change in discount rate	2,658	(4,189)
Effect of foreign exchange	11,147	2,790
Effect of change in share price	7,728	4,468
Provisions, ending balance	227,508	194,069
Decommissioning, restoration and similar liabilities [Member]
Statement [Line Items]
Provisions, beginning balance	177,296	147,035
Net additional provisions made	6,485	30,038
Amounts used	(69)	(894)
Unwinding of discount	4,159	2,586
Effect of change in discount rate	2,658	(4,189)
Effect of foreign exchange	9,512	2,720
Effect of change in share price	0	0
Provisions, ending balance	200,041	177,296
Deferred share units [Member]
Statement [Line Items]
Provisions, beginning balance	3,933	2,803
Net additional provisions made	868	1,018
Amounts used	(638)	(1,078)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	346	97
Effect of change in share price	2,114	1,093
Provisions, ending balance	6,623	3,933
Restricted share units [Member]
Statement [Line Items]
Provisions, beginning balance	11,052	4,388
Net additional provisions made	7,327	6,348
Amounts used	(5,491)	(2,736)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	1,194	(47)
Effect of change in share price	5,327	3,099
Provisions, ending balance	19,409	11,052
Other provisions [Member]
Statement [Line Items]
Provisions, beginning balance	1,788	0
Net additional provisions made	202	1,922
Amounts used	(937)	(430)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	95	20
Effect of change in share price	287	276
Provisions, ending balance	$ 1,435	$ 1,788